Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit	147.45
Maximum Aggregate Offering Price	$ 2,064,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 285,079.83
Offering Note	(1a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.10 per share ("Common Stock"), of FedEx Freight Holding Company, Inc. (the "Company") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. (1b) Amount Registered represents shares of Common Stock that may be offered or delivered pursuant to the FedEx Freight Holding Company, Inc. 2026 Omnibus Stock Incentive Plan and the FedEx Freight Holding Company, Inc. Employee Stock Purchase Plan. (1c) Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the common stock on The New York Stock Exchange as reported on May 27, 2026.